         SEMI-ANNUAL REPORT
      ------------------------------------------------------
         April 30, 1998




               NEUBERGER&BERMAN
               INCOME TRUST-Registered Trademark-

         Neuberger&Berman
               LIMITED MATURITY BOND TRUST

TABLE OF CONTENTS

    THE TRUST

    PRESIDENT'S LETTER                             A-4

    PERFORMANCE HIGHLIGHTS                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS                           B-8
      PER SHARE DATA

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS                       B-10

    FINANCIAL STATEMENTS                          B-20

    FINANCIAL HIGHLIGHTS                          B-27

    DIRECTORY                                      C-1

    OFFICERS AND TRUSTEES                          C-2

PRESIDENT'S LETTER                                                 June 16, 1998

Dear Shareholder,
  As you may remember, we turned very positive on the intermediate-term prospects for the bond market in late 1996. Our bullish posture was rewarded by excellent 1997 returns. We still believe the political and economic backdrop for bonds is quite favorable. However, we think current investor expectations are so high that even modest disappointments may unsettle the market.
  In our opinion, there are some short-term economic crosscurrents that may take investors by surprise. The economy is surprisingly strong and may remain so over the next several quarters. We have seen rather rapid money supply growth and the dollar may suffer as it competes with the Euro (the currency of soon-to-be economically unified Europe). These three factors along with Federal Reserve Chairman Alan Greenspan's stated concern about inflation in financial assets -- the runaway stock market -- may prompt the Fed to bump up short-term interest rates. With yields of longer-term bonds only marginally higher than short-term securities, an increase in the Fed Funds Rate would probably result in an uptick in rates along the yield curve (yields along the maturity spectrum). Consequently, we have become somewhat more cautious and have been shortening weighted average maturities/ durations in most of our portfolios. As always, we are favoring those sectors of the bond market that in our opinion offer the best value, and individual securities we believe have the best risk-adjusted return potential.
  I want to emphasize that despite our short-term concerns, we believe the longer-term outlook for bonds remains quite positive. The government appears finally to have its fiscal house in order and we are likely to have a federal budget surplus this year. Corporate cash flows are strong and balance sheets have improved as debt has been refinanced at lower rates. Also, bonds may begin to get a "tailwind" from investors concerned by high equity valuations. Some of our institutional clients have been re-balancing their portfolios -- taking some profits in the equity market and buying more bonds. They understand and appreciate that boosting bond allocations is a good way to reduce overall portfolio risk. We think mutual fund investors may come to the same conclusion in the year ahead.
  While we may see a somewhat more choppy bond market over the next several months, we believe bonds still offer value. Irrespective of what the bond market holds in store for us, bonds provide yield and relative safety of principal -- two timeless and priceless elements in a prudent investment program.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  12-22 YR.
            3-MONTH    30-YR.     MUNICIPAL
            T-BILL    TREASURY   BOND INDEX
11/28/97       5.23%      6.04%        5.13%
12/5/97        5.25%      6.08%        5.11%
12/12/97       5.19%      5.93%        5.01%
12/19/97       5.44%      5.91%        4.97%
12/26/97       5.34%      5.91%        4.97%
1/2/98         5.32%      5.85%        5.02%
1/9/98         5.05%      5.71%        4.88%
1/16/98        5.13%      5.82%        4.84%
1/23/98        5.16%      5.96%        4.96%
1/30/98        5.17%      5.81%        4.91%
2/6/98         5.15%      5.91%        4.93%
2/13/98        5.25%      5.85%        4.90%
2/20/98        5.26%      5.86%        4.90%
2/27/98        5.35%      5.92%        4.97%
3/6/98         5.20%      6.02%        5.09%
3/13/98        5.18%      5.89%        5.04%
3/20/98        5.21%      5.89%        5.00%
3/27/98        5.20%      5.95%        5.01%
4/3/98         5.08%      5.78%        4.98%
4/9/98         5.05%      5.88%        5.04%
4/17/98        5.09%      5.88%        5.07%
4/24/98        5.04%      5.94%        5.14%
5/1/98         5.01%      5.94%        5.17%

             SOURCE: BLOOMBERG FINANCIAL MARKETS 30-YEAR TREASURY BOND & TREASURY BILLS
             MERRILL LYNCH 12-22 YEAR MUNICIPAL BOND INDEX

    ULTRA SHORT BOND TRUST On February 27, 1998, Ultra Short Bond Trust was dissolved. Shareholders were given the opportunity to exchange their shares for an equal value of shares in the Limited Maturity Bond Trust on a tax-free basis. We took this step believing the Limited Maturity Bond Trust offers shareholders a chance to pursue similar investment goals with greater diversification, expanded opportunities in fixed-income securities and sectors, and more flexibility in maturity and duration.
  LIMITED MATURITY BOND TRUST Consistent with our trend-following duration management discipline (shortening durations when interest rates are rising and extending durations when interest rates are declining), we have modestly reduced the portfolio's weighted average duration. At 1.6 years, it is currently in the low end of our traditional duration range.

  We have also modestly reduced our allocation to corporate securities. We began increasing our exposure to corporates in mid-October 1997, as Asian economic turmoil sent prices lower and yields higher. In early 1998, when investors began to recognize that Asian economic problems were not likely to have as negative an impact on corporate earnings and balance sheets as first feared, corporate securities rallied -- producing some strong gains for our portfolio. As yields came down, we began taking some profits in corporates, and finished this reporting period with a 62.9% allocation. Despite their good relative performance, corporates still enjoy a meaningful yield advantage over Treasuries and we are still able to uncover a good number of high-quality bonds trading at what we view as reasonable prices.
  At the end of fiscal first-half 1998, 16.9% of the portfolio was invested in asset-backed securities. These are mostly triple A rated securities backed by either credit card or auto loan receivables. Asset-backed bonds have given us material incremental yield over Treasuries, which we think has come at very low risk.
  We have reduced our allocation in mortgage-backed securities from 7.7% at the beginning of this reporting period to 5.7% at its close. This was in response to declining interest rates and increasing prepayment risk. We are concentrated in low and current coupon mortgage bonds, where we believe pre-payment risk is minimal.
  As of April 30, 1998, we had 8.4% in Agencies and Treasuries. We are favoring Agencies, because relatively strong new issuance has bumped up yields providing a modest, but material yield advantage over Treasuries.
  Recently, we have been taking a closer look at debt securities of Real Estate Investment Trusts (REITS). Although commercial real estate prices have recovered substantially from their lows, we don't believe we are near the top of the cycle. REIT bonds offer a material yield advantage over comparable credit quality industrial bonds. We believe as bond investors become more familiar and comfortable with an industry group that is relatively new to the bond market, this spread will narrow.

  In closing, I want to emphasize that we believe bonds will continue to benefit from favorable long-term political and economic trends. There are some short-term economic crosscurrents that might cause a somewhat bumpy ride over the next several months. The most important thing for all investors to remember is bonds provide yield and relative safety of principal -- two critical elements for preserving and enhancing financial assets.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Trust

                 (This page has been left blank intentionally.)

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                    SIX-MONTH                  AVERAGE ANNUAL
                                      PERIOD                  TOTAL RETURNS(1)
NEUBERGER&BERMAN                      ENDED                 --------------------
INCOME TRUST                        4/30/98(1)    1 YR(1)     5 YR       10 YR
--------------------------------------------------------------------------------
LIMITED MATURITY BOND TRUST(2)        +2.63%      +7.10%     +5.19%     +6.98%

1) One-year and average annual total returns are for periods ended April 30, 1998. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger&Berman Limited Maturity Bond Trust-Registered Trademark- ("Limited Maturity") started operating on August 30, 1993. The Fund has identical investment objectives and policies, and invests in the same Portfolio as the other fund ("Sister Fund") of a similar name, which is also administered by Neuberger& Berman Management Inc.-Registered Trademark- The performance information for the Fund prior to its commencement of operations is for the Sister Fund. Neuberger&Berman Management Inc. voluntarily bears certain operating expenses in excess of 0.80% of the average daily net assets per annum of Limited Maturity. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the total returns for the above stated periods would have been less. The total returns for periods prior to the Fund's commencement of operations would have been lower had they reflected the higher expense ratio of the Fund as compared to the expense ratio of its Sister Fund.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                      April 30,
                                                         1998
(000'S OMITTED EXCEPT PER SHARE AMOUNT)              (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Portfolio, at value (Note A)    $      51,113
      Receivable for Trust shares sold                         92
      Deferred organization costs (Note A)                      7
                                                           -------
                                                           51,212
                                                           -------
LIABILITIES
      Accrued expenses                                         92
      Payable for Trust shares redeemed                        33
      Payable to administrator -- net (Note B)                 15
                                                           -------
                                                              140
                                                           -------
NET ASSETS at value                                 $      51,072
                                                           -------

NET ASSETS consist of:
      Par value                                     $           5
      Paid-in capital in excess of par value               51,151
      Accumulated net realized losses on
        investment                                           (212)
      Net unrealized appreciation in value of
        investment                                            128
                                                           -------
NET ASSETS at value                                 $      51,072
                                                           -------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                         5,359
                                                           -------

NET ASSET VALUE, offering and redemption price per
  share                                                     $9.53
                                                           -------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                      For the
                                                     Six Months
                                                       Ended
                                                     April 30,
                                                        1998
(000'S OMITTED)                                     (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)       $     1,536
                                                          ------
    Expenses:
      Administration fee (Note B)                           112
      Shareholder reports                                    57
      Registration and filing fees                           26
      Shareholder servicing agent fees                       15
      Legal fees                                              8
      Amortization of deferred organization and
        initial offering expenses (Note A)                    7
      Custodian fees                                          5
      Auditing fees                                           2
      Trustees' fees and expenses                             2
      Miscellaneous                                           1
      Expenses from Portfolio (Notes A & B)                  78
                                                          ------
        Total expenses                                      313
      Expenses reimbursed by administrator and
        reduced by custodian fee expense offset
        arrangement (Note B)                               (133)
                                                          ------
        Total net expenses                                  180
                                                          ------
        Net investment income                             1,356
                                                          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM PORTFOLIO (NOTE A)
    Net realized gain on investment securities               67
    Net realized loss on financial futures
      contracts                                            (141)
    Change in net unrealized appreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                           (133)
                                                          ------
        Net loss on investments from Portfolio
          (Note A)                                         (207)
                                                          ------
        Net increase in net assets resulting from
          operations                                $     1,149
                                                          ------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1998         October 31,
(000'S OMITTED)                            (UNAUDITED)        1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      1,356    $      2,051
    Net realized loss on investments
      from Portfolio (Note A)                      (74)            (40)
    Change in net unrealized
      appreciation of investments from
      Portfolio (Note A)                          (133)            163
                                          -----------------------------
    Net increase in net assets resulting
      from operations                            1,149           2,174
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (1,356)         (2,053)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                   13,769          29,132
    Proceeds received in connection with
      merger (Note D)                            7,929              --
    Proceeds from reinvestment of
      dividends                                  1,354           2,050
    Payments for shares redeemed                (9,169)        (15,135)
                                          -----------------------------
    Net increase from Trust share
      transactions                              13,883          16,047
                                          -----------------------------
NET INCREASE IN NET ASSETS                      13,676          16,168
NET ASSETS:
    Beginning of period                         37,396          21,228
                                          -----------------------------
    End of period                         $     51,072    $     37,396
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                         1,440           3,052
    Issued in connection with merger
      (Note D)                                     830              --
    Issued on reinvestment of dividends            142             215
    Redeemed                                      (960)         (1,587)
                                          -----------------------------
    Net increase in shares outstanding           1,452           1,680
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Limited Maturity Bond Trust (the "Fund") is a separate operating series of Neuberger&Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in Neuberger&Berman Limited Maturity Bond Portfolio of Income Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (14.79% at April 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolio's Schedule of Investments.
3) FEDERAL INCOME TAXES: The series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($86, $13,833, $26,255, $110,379, and $48,668 expiring in 2001, 2002, 2003, 2004, and 2005, respectively, determined as of October 31, 1997), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At April 30, 1998, the unamortized balance of such expenses amounted to $7,183.
6) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of 0.50% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   N&B Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata portion of the Portfolio's operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.80% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the six months ended April 30, 1998, such excess expenses amounted to $133,042.

   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Fund also has a distribution agreement with N&B Management. N&B Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $56.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1998, additions and reductions in the Fund's investment in the Portfolio amounted to $11,544,534 and $8,148,993, respectively.

NOTE D -- MERGER:
   On February 27, 1998, the Fund acquired all of the net assets of Neuberger& Berman Ultra Short Bond Trust-Registered Trademark- ("Ultra Short") pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. The merger was accomplished by a tax-free exchange of 830,305 shares of the Fund (valued at $7,929,412) for the 804,681 shares of Ultra Short outstanding on February 27, 1998. Ultra Short's net assets at that date ($7,929,412), including $49,314 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund and Ultra Short immediately before the merger were $44,233,863 and $7,929,412, respectively, resulting in aggregate net assets of $52,163,275 immediately after the merger.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                Six Months Ended                                  Period from
                                                                   April 30,                                   August 30, 1993(1)
                                                                      1998           Year Ended October 31,      to October 31,
                                                                  (UNAUDITED)      1997   1996   1995   1994          1993
                                                                -----------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $9.57         $9.53  $9.61  $9.43  $9.97        $10.00
                                                                -----------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                              .29           .60    .57    .58    .54           .08
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                      (.04)          .04   (.08)   .18   (.54)         (.03)
                                                                -----------------------------------------------------------------
      Total From Investment Operations                                 .25           .64    .49    .76     --           .05
                                                                -----------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                            (.29)         (.60)  (.57)  (.58)  (.54)         (.08)
                                                                -----------------------------------------------------------------
Net Asset Value, End of Period                                       $9.53         $9.57  $9.53  $9.61  $9.43        $ 9.97
                                                                -----------------------------------------------------------------
Total Return(2)                                                      +2.63%(3)     +6.88% +5.29% +8.36% -0.01%        +0.55%(3)
                                                                -----------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                          $51.1         $37.4  $21.2  $11.9  $ 6.7        $  0.1
                                                                -----------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                   .81%(5)       .80%   .81%   .77%    --            --
                                                                -----------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(6)                     .81%(5)       .80%   .80%   .77%   .70%          .65%(5)
                                                                -----------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets(6)           6.09%(5)      6.25%  6.06%  6.16%  5.72%         4.99%(5)
                                                                -----------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Limited Maturity Bond Trust
1) The date investment operations commenced.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                                                                                     Period from
                                                 Six Months Ended                                                  August 30, 1993
                                                     April 30,                 Year Ended October 31,               to October 31,
                                                       1998             1997       1996       1995       1994            1993
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                1.40%       1.24%      1.91%      2.18%      2.50%               2.50%
                                                 ----------------------------------------------------------------------------------
Net Investment Income                                       5.50%       5.81%      4.95%      4.75%      3.92%               3.14%
                                                 ----------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
                  U.S. TREASURY SECURITIES (3.9%)
  $1,785          U.S. Treasury Notes, 5.875%, due 2/15/00                                   TSY        TSY        $   1,794
   2,220          U.S. Treasury Notes, 6.75%, due 4/30/00                                    TSY        TSY            2,268
   7,980          U.S. Treasury Notes, 5.75%, due 11/15/00                                   TSY        TSY            8,006
   1,625          U.S. Treasury Inflation-Indexed Notes, 3.375%, due 1/15/07                 TSY        TSY            1,573
                                                                                                                ---------------
                  TOTAL U.S. TREASURY SECURITIES (COST $13,658)                                                       13,641
                                                                                                                ---------------
                  U.S. GOVERNMENT AGENCY SECURITIES (4.5%)
   7,430          Federal Home Loan Bank, Discount Notes, 5.43%, due 5/1/98                  AGY        AGY            7,429
   2,000          Federal Home Loan Bank, Discount Notes, 5.40%, due 5/8/98                  AGY        AGY            1,998
   6,180          SLM Holding Co., Medium-Term Notes, 6.38%, due 12/11/01                    AGY        AGY            6,181
                                                                                                                ---------------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                  (COST $15,618)                                                                                      15,608
                                                                                                                ---------------
                  MORTGAGE-BACKED SECURITIES (5.7%)
FANNIE MAE
       1          Balloon Pass-Through Certificates, 9.00%, due 8/1/98                       AGY        AGY                1
     187          Balloon Pass-Through Certificates, 8.50%, due 10/1/98-11/1/98              AGY        AGY              193
   1,756          Balloon Pass-Through Certificates, 7.00%, due 8/1/03                       AGY        AGY            1,780
     272          REMIC Floating Rate CMO, Ser. 1992-59F, 6.0875%, due 8/25/06               AGY        AGY              272
   6,914          Pass-Through Certificates, 7.00%, due 9/1/03 & 6/1/11                      AGY        AGY            7,084
   6,220          Pass-Through Certificates, 6.50%, due 4/1/13                               AGY        AGY            6,241

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
FREDDIE MAC
  $  380          Gold Balloon Mortgage Participation Certificates, 6.50%, due 9/1/98 &
                  9/1/99                                                                     AGY        AGY        $     382
      91          Mortgage Participation Certificates, 10.50%, due 10/1/00 & 12/1/00         AGY        AGY               95
     331          Mortgage Participation Certificates, 8.50%, due 10/1/01                    AGY        AGY              340
     198          ARM Certificates, 7.00%, due 1/1/17                                        AGY        AGY              201
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     810          Pass-Through Certificates, 7.50%, due 10/15/09-10/15/10                    AGY        AGY              836
   1,996          Pass-Through Certificates, 7.00%, due 4/15/11                              AGY        AGY            2,041
     139          Pass-Through Certificates, 12.00%, due 5/15/12-3/15/15                     AGY        AGY              160
                                                                                                                ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES
                  (COST $19,305)                                                                                      19,626
                                                                                                                ---------------
                  ASSET-BACKED SECURITIES (16.9%)
     871          Chase Manhattan Grantor Trust, Automobile Loan Pass-Through
                  Certificates, Ser. 1997-A, Class A-2, 5.95%, due 10/15/99                  Aaa        AAA              871
   5,710          PNC Student Loan Trust I, Ser. 1997-2, Class A-2, 6.138%, due 1/25/00      Aaa        AAA            5,739
     370          Premier Auto Trust, Ser. 1997-1, Class A-2, 5.90%, due 4/6/00              Aaa        AAA              370
     401          Ford Credit Grantor Trust, Ser. 1995-A, Class A, 5.90%, due 5/15/00        Aaa        AAA              402
   3,820          Chase Manhattan Auto Owner Trust, Ser. 1996-C, Class A-3, 5.95%, due
                  11/15/00                                                                   Aaa        AAA            3,825
   4,949          Money Store Auto Grantor Trust, Ser. 1997-2, Class A-1, 6.17%, due
                  3/20/01                                                                    Aaa        AAA            4,961
     773          Chase Manhattan Grantor Trust, Automobile Loan Pass-Through
                  Certificates, Ser. 1995-A, 6.00%, due 9/17/01                              Aaa        AAA              774

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
  $3,594          Banc One Auto Grantor Trust, Ser. 1996-B, Class A, 6.55%, due 2/15/03      Aaa        AAA        $   3,618
   6,500          Ford Credit Auto Loan Master Trust, Auto Loan Certificates, Ser.
                  1996-1, 5.50%, due 2/15/03                                                 Aaa        AAA            6,440
     348          Honda Auto Receivables Grantor Trust, Ser. 1997-A, Class A, 5.85%, due
                  2/15/03                                                                    Aaa        AAA              348
   5,600          Chase Credit Card Master Trust, Ser. 1997-2, Class A, 6.30%, due
                  4/15/03                                                                    Aaa        AAA            5,663
   2,445          Navistar Financial Owner Trust, Ser. 1996-B, Class A-3, 6.33%, due
                  4/21/03                                                                    Aaa        AAA            2,463
   5,330          World Omni Automobile Lease Securitization Trust, Ser. 1997-A, Class
                  A-3, 6.85%, due 6/25/03                                                    Aaa        AAA            5,402
   2,992          Chevy Chase Auto Receivables Trust, Ser. 1996-2, Class A, 5.90%, due
                  7/15/03                                                                    Aaa        AAA            2,992
   5,000          Standard Credit Card Master Trust I, Credit Card Participation
                  Certificates, Ser. 1994-4, Class A, 8.25%, due 11/7/03                     Aaa        AAA            5,329
   4,923          ContiMortgage Net Interest Margin Notes, Ser. 1998-A, Class A, 7.92%,
                  due 3/16/28                                                              BBB+(2)                     4,910(3)
   4,244          IMC Excess Cashflow Trust, Ser. 1997-A, 7.41%, due 11/26/28              BBB(2)                      4,228(3)
                                                                                                                ---------------
                  TOTAL ASSET-BACKED SECURITIES (COST $58,338)                                                        58,335
                                                                                                                ---------------
                  BANKS & FINANCIAL INSTITUTIONS (25.2%)
   2,500          Merrill Lynch & Co., Inc., Medium-Term Notes, Ser. B, 6.64%, due
                  4/9/99                                                                     Aa3        AA-            2,514
   5,250          Household Finance Corp., Medium-Term Notes, 6.62%, due 5/28/99             A2          A             5,274
   5,240          Merrill Lynch & Co., Inc., Medium-Term Notes, Ser. B, 6.28%, due
                  6/25/99                                                                    Aa3        AA-            5,253
   4,850          Chase Manhattan Bank USA, Senior Global Bank Notes, 5.875%, due 8/4/99     Aa2        AA-            4,844
   2,500          Associates Corp. of North America, Senior Notes, 6.375%, due 8/15/99       Aa3        AA-            2,515

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
  $5,180          CIT Group Holdings, Inc., Medium-Term Notes, 6.25%, due 10/25/99           Aa3        A+         $   5,192
   3,940          First National Bank of Commerce, Senior Bank Notes, 6.50%, due 1/14/00     A2         A-             3,966
   3,980          HomeSide Lending, Inc., Notes, 6.875%, due 5/15/00                         A1         A+             4,029
   5,000          Salomon Smith Barney Holdings Inc., Notes, 7.00%, due 5/15/00              A2          A             5,093
   1,300          Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 7.08%, due
                  5/22/00                                                                   Baa1         A             1,324
   1,800          International Lease Finance Corp., Notes, 6.625%, due 6/1/00               A1         A+             1,822
   5,400          Comdisco, Inc., Notes, 6.50%, due 6/15/00                                 Baa1       BBB+            5,438
   3,150          Countrywide Funding Corp., Medium-Term Notes, Ser. A, 7.31%, due
                  8/28/00                                                                    A3          A             3,226
   7,090          Associates Pass-Through Asset Trust, Ser. 1997-1, 6.45%, due 9/15/00       Aa3        AA-            7,146(3)
   5,000          Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 6.89%, due
                  10/10/00                                                                  Baa1         A             5,087
   1,725          Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 6.65%, due
                  11/8/00                                                                   Baa1         A             1,746
   3,000          Aristar, Inc., Senior Notes, 6.125%, due 12/1/00                           A3         A-             3,002
   2,000          NationsBank Corp., Senior Medium-Term Notes, Ser. E, 5.70%, due 2/9/01     Aa3        A+             1,979
   6,600          Capital One Bank, Bank Notes, 5.95%, due 2/15/01                          Baa3       BBB-            6,531
   4,430          Morgan Stanley, Dean Witter, Discover & Co., Global Medium-Term Notes,
                  Ser. C, 6.09%, due 3/9/01                                                  A1         A+             4,422

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
  $3,610          Riggs National Corp., Subordinated Notes, 8.50%, due 2/1/06              Ba1(4)     BB-(4)       $   3,813
   2,400          Riggs National Corp., Subordinated Debentures, 9.65%, due 6/15/09        Ba1(4)     BB-(4)           2,859
                                                                                                                ---------------
                  TOTAL BANKS & FINANCIAL INSTITUTIONS
                  (COST $86,706)                                                                                      87,075
                                                                                                                ---------------
                  CORPORATE DEBT SECURITIES (37.7%)
   2,000          AT&T Capital Corp., Medium-Term Notes, Ser. 1997-4, 6.92%, due 4/29/99    Baa3        BBB            2,014
   1,900          American Standard Inc., Senior Notes, 10.875%, due 5/15/99                 Ba3        BB-            1,990
   7,000          Lockheed Martin Corp., Notes, 6.55%, due 5/15/99                           A3        BBB+            7,031
   5,200          Williams Holdings of Delaware, Inc., Medium-Term Notes, Ser. A, 6.40%,
                  due 6/17/99                                                               Baa2       BBB-            5,216
   2,710          Arkla, Inc., Notes, 8.875%, due 7/15/99                                   Baa1        BBB            2,791
   4,680          Time Warner Pass-Through Asset Trust, Ser. 1997-2, 4.90%, due 7/29/99      Ba1       BBB-            4,607(3)
   1,000          General Motors Acceptance Corp., Medium-Term Notes, 6.15%, due 9/20/99     A2          A             1,003
   4,800          Norfolk Southern Corp., Notes, 6.70%, due 5/1/00                          Baa1       BBB+            4,854
   5,490          Sears Roebuck Acceptance Corp., Medium-Term Notes, Ser. IV, 6.23%, due
                  7/12/00                                                                    A2         A-             5,503
   2,000          Ford Motor Credit Co., Medium-Term Notes, 6.84%, due 8/16/00               A1          A             2,034
   3,220          MedPartners, Inc., Senior Subordinated Notes, 6.875%, due 9/1/00           Ba3        BB-            3,102
   2,000          American General Finance Corp., Senior Notes, 6.125%, due 9/15/00          A2         A+             2,008
   2,510          Chesapeake Corp., Notes, 10.375%, due 10/1/00                             Baa3        BBB            2,737
   1,730          BHP Finance (USA) Ltd., Guaranteed Notes, 5.625%, due 11/1/00              A2          A             1,706
   5,590          IKON Capital, Inc., Medium-Term Notes, Ser. C, 6.33%, due 12/8/00          A3         A-             5,603

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
  $2,300          General Electric Capital Corp., Global Medium-Term Notes, Ser. A,
                  5.52%, due 1/15/01                                                         Aaa        AAA        $   2,276
     500          Congoleum Corp., Senior Notes, 9.00%, due 2/1/01                           B1         BB-              505
   2,320          Fort James Corp., Notes, 6.234%, due 3/15/01                              Baa3       BBB-            2,313
   3,470          Revlon Worldwide Corp., Senior Secured Notes, Ser. B, Zero-Coupon,
                  Yielding 10.75% & 10.959%, due 3/15/01                                     B3         B-             2,672
   2,290          Colonial Realty Limited Partnership, Senior Notes, 7.50%, due 7/15/01     Baa3       BBB-            2,365
   4,160          Tyco International Ltd., Notes, 6.50%, due 11/1/01                         A3         A-             4,199
   2,965          ICI Wilmington Inc., Guaranteed Notes, 7.50%, due 1/15/02                 Baa1        A-             3,094
   2,835          Black & Decker Corp., Medium-Term Notes, Ser. A, 8.90%, due 1/21/02       Baa2       BBB-            3,066
     900          Ford Motor Credit Co., Global Bonds, 6.50%, due 2/28/02                    A1          A               910
   2,280          Fort James Corp., Senior Notes, 6.50%, due 9/15/02                        Baa3       BBB-            2,266
   1,000          Safeway Inc., Medium-Term Notes, 8.57%, due 4/1/03                        Baa2        BBB            1,088
   3,360          Stewart Enterprises, Inc., Notes, 6.40%, due 5/1/03                       Baa3        BBB            3,339
      60          Core-Mark International, Inc., Senior Subordinated Notes, 11.375%, due
                  9/15/03                                                                    B3          B                64
     705          Loomis Fargo & Co., Senior Subordinated Notes, 10.00%, due 1/15/04         B3          B               712
     175          Playtex Products, Inc., Senior Notes, Ser. B, 8.875%, due 7/15/04          B1         B+               181
     660          EOP Operating Limited Partnership, Notes, 6.625%, due 2/15/05             Baa1        BBB              655(3)
     495          Earle M. Jorgensen Co., Senior Notes, 9.50%, due 4/1/05                    B3         B-               495(3)
     190          ICN Pharmaceuticals, Inc., Senior Notes, Ser. B, 9.25%, due 8/15/05        B1         BB               201

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
  $1,300          Burlington Industries, Inc., Notes, 7.25%, due 9/15/05                    Baa3       BBB-        $   1,308
   4,200          Heritage Media Corp., Senior Subordinated Notes, 8.75%, due 2/15/06        B1         BB+            4,489
   4,320          Mark IV Industries, Inc., Senior Subordinated Notes, 7.75%, due 4/1/06   Ba2(5)     BB+(5)           4,396
     460          Premier Parks Inc., Senior Notes, 9.25%, due 4/1/06                        B3         B-               466
     400          Printpack, Inc., Senior Subordinated Notes, Ser. B, 10.625%, due
                  8/15/06                                                                    B3         B+               434
   2,825          Time Warner Inc., Notes, 8.11%, due 8/15/06                                Ba1       BBB-            3,079
     400          Commonwealth Aluminum Corp., Senior Subordinated Notes, 10.75%, due
                  10/1/06                                                                    B2         B-               430
   2,235          MedPartners, Inc., Senior Notes, 7.375%, due 10/1/06                      Baa3        BBB            2,024
     500          Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%, due 11/15/06         B3          B               544
     680          Newport News Shipbuilding Inc., Senior Subordinated Notes, 9.25%, due
                  12/1/06                                                                    B1         B+               716
      60          Safelite Glass Corp., Senior Subordinated Notes, 9.875%, due 12/15/06      B3          B                64(3)
     917          AMTROL Inc., Senior Subordinated Notes, 10.625%, due 12/31/06              B3         B-               947
   1,275          Pen-Tab Industries, Inc., Senior Subordinated Notes, Ser. B, 10.875%,
                  due 2/1/07                                                                 B3         B-             1,265
   1,050          Fonda Group, Inc., Senior Subordinated Notes, Ser. B, 9.50%, due
                  3/1/07                                                                     B3         B-             1,029
   1,250          GFSI Inc., Senior Subordinated Notes, 9.625%, due 3/1/07                   B3         B-             1,320
     300          French Fragrances, Inc., Senior Notes, Ser. B, 10.375%, due 5/15/07        B2         B+               321
   2,410          Owens-Illinois, Inc., Senior Debentures, 8.10%, due 5/15/07              Ba1(6)     BB+(6)           2,546

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
  $  405          AmeriServe Food Distribution, Inc., Senior Subordinated Notes,
                  10.125%, due 7/15/07                                                       B3         B-         $     437
     250          Safety Components International, Inc., Senior Subordinated Notes,
                  10.125%, due 7/15/07                                                       B3         B-               261
     880          HydroChem Industrial Services, Inc., Senior Subordinated Notes, Ser.
                  B, 10.375%, due 8/1/07                                                     B3         B-               922
   4,960          Interpool, Inc., Notes, 7.20%, due 8/1/07                                  Ba1       BBB-            4,960
     190          Insilco Corp., Senior Subordinated Notes, 10.25%, due 8/15/07              B3         B+               199
     520          NBTY, Inc., Senior Subordinated Notes, Ser. B, 8.625%, due 9/15/07         B1         B+               534
   2,360          UPM-Kymmene Corp., Notes, 6.875%, due 11/26/07                            Baa1       BBB+            2,361(3)
   2,490          IDEX Corp., Senior Notes, 6.875%, due 2/15/08                              Ba1       BBB-            2,451
   1,585          Central Maine Power & Co., General and Refunding Mortgage Bonds, Ser.
                  Q, 7.05%, due 3/1/08                                                      Baa3        BB+            1,561
   1,000          Thiokol Corp., Senior Notes, 6.625%, due 3/1/08                           Baa3        BBB              991
   4,840          Beckman Coulter, Inc., Senior Notes, 7.45%, due 3/4/08                   Ba1(6)     BB+(6)           4,851(3)
     160          APCOA, Inc., Senior Subordinated Notes, 9.25%, due 3/15/08                Caa1        B-               160(3)
     610          IMPAC Group, Inc., Senior Subordinated Notes, 10.125%, due 3/15/08         B3         B-               618(3)
     470          Trans-Resources, Inc., Senior Notes, 10.75%, due 3/15/08                   B3         B-               482(3)
     300          Columbus McKinnon Corp., Senior Subordinated Notes, 8.50%, due 4/1/08      B2          B               299(3)
     160          Great Central Mines Ltd., Senior Notes, 8.875%, due 4/1/08                 Ba2        BB               161(3)
     285          Morris Material Handling, Inc., Senior Notes, 9.50%, due 4/1/08            B2          B               280(3)

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(1)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
  $  210          PharMerica, Inc., Senior Subordinated Notes, 8.375%, due 4/1/08            B2          B         $     209(3)
     520          KinderCare Learning Centers, Inc., Senior Subordinated Notes, Ser. B,
                  9.50%, due 2/15/09                                                         B3         B-               532
                                                                                                                ---------------
                  TOTAL CORPORATE DEBT SECURITIES (COST $129,825)                                                    130,247
                                                                                                                ---------------
                  FOREIGN GOVERNMENT SECURITIES(7) (2.8%)
 NZD 5,160        New Zealand, 6.50%, due 2/15/00                                            Aaa        AAA            2,806
 SEK 53,100       Kingdom of Sweden, 5.50%, due 4/12/02                                      Aa1                       6,969
                                                                                                                ---------------
                  TOTAL FOREIGN GOVERNMENT SECURITIES
                  (COST $9,978)                                                                                        9,775
                                                                                                                ---------------
                  CORPORATE COMMERCIAL PAPER (1.9%)
  $ 1,500         Procter & Gamble Co., 5.37%, due 6/8/98                                    P-1       A-1+            1,491
   5,000          MetLife Funding, Inc., 5.48%, due 6/18/98                                  P-1       A-1+            4,964(8)
                                                                                                                ---------------
                  TOTAL CORPORATE COMMERCIAL PAPER
                  (COST $6,455)                                                                                        6,455
                                                                                                                ---------------
                  TOTAL INVESTMENTS (98.6%) (COST $339,883)                                                          340,762(9)
                  Cash, receivables and other assets, less liabilities (1.4%)                                          4,781
                                                                                                                ---------------
                  TOTAL NET ASSETS (100.0%)                                                                        $ 345,543
                                                                                                                ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 1998, these securities amounted to $31,526,000 or 9.1% of net assets.
4) Rated BBB by Thomson Bank Watch, Inc.
5) Rated BBB- by Fitch Investors Services, Inc.
6) Rated BBB- by Duff & Phelps Credit Rating Co.
7) Principal amount is stated in the currency in which the security is denominated.
   NZD -- New Zealand Dollar
   SEK -- Swedish Krona
8) At cost, which approximates market value.
9) At April 30, 1998, the cost of investments for Federal income tax purposes was $339,883,000. Gross unrealized appreciation of investments was $2,448,000 and gross unrealized depreciation of investments was $1,569,000, resulting in net unrealized appreciation of $879,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      April 30,
                                                         1998
(000'S OMITTED)                                      (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $     340,762
      Cash                                                      1
      Interest receivable                                   4,927
      Receivable for securities sold                          312
      Prepaid expenses and other assets                         5
      Deferred organization costs (Note A)                      1
                                                    --------------
                                                          346,008
                                                    --------------
LIABILITIES
      Payable for variation margin (Note A)                   355
      Payable to investment manager (Note B)                   72
      Accrued expenses                                         33
      Payable for forward foreign currency
        exchange contracts purchased (Note C)                   5
                                                    --------------
                                                              465
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     345,543
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     344,784
      Net unrealized appreciation in value of
        investment securities, financial futures
        contracts, translation of assets and
        liabilities in foreign currencies, and
        foreign currency contracts                            759
                                                    --------------
NET ASSETS                                          $     345,543
                                                    --------------
*Cost of investments                                $     339,883
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                     April 30,
                                                        1998
(000'S OMITTED)                                     (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $    10,720
                                                    ------------
    Expenses:
      Investment management fee (Note B)                    392
      Custodian fees (Note B)                                61
      Legal fees                                             61
      Trustees' fees and expenses                            12
      Auditing fees                                          10
      Accounting fees                                         5
      Amortization of deferred organization and
        initial offering expenses (Note A)                    3
      Insurance expense                                       2
                                                    ------------
        Total expenses                                      546
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          --
                                                    ------------
        Total net expenses                                  546
                                                    ------------
        Net investment income                            10,174
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold                                                  391
    Net realized loss on financial futures
      contracts (Note A)                                   (962)
    Change in net unrealized appreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts (Note A)                  (848)
                                                    ------------
        Net loss on investments                          (1,419)
                                                    ------------
        Net increase in net assets resulting from
          operations                                $     8,755
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1998         October 31,
(000'S OMITTED)                            (UNAUDITED)        1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     10,174    $     18,661
    Net realized loss on investments              (571)           (990)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                 (848)          2,266
                                          -----------------------------
    Net increase in net assets resulting
      from operations                            8,755          19,937
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   31,639          61,720
    Additions related to reorganization
      (Note D)                                  54,073              --
    Reductions                                 (41,890)        (56,000)
                                          -----------------------------
    Net increase in net assets resulting
      from transactions in investors'
      beneficial interests                      43,822           5,720
                                          -----------------------------
NET INCREASE IN NET ASSETS                      52,577          25,657
NET ASSETS:
    Beginning of period                        292,966         267,309
                                          -----------------------------
    End of period                         $    345,543    $    292,966
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Limited Maturity Bond Portfolio (the "Portfolio") is a separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("N&B Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: The Portfolio may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      At April 30, 1998, open positions in financial futures contracts were as follows:

                                                                      UNREALIZED
                                                                      APPRECIATION
   EXPIRATION                 OPEN CONTRACTS              POSITION    (DEPRECIATION)
---------------------------------------------------------------------------------
 June 1998            185 U.S. Treasury Notes, 2 Year        Long     $  (79,031)
 June 1998            160 U.S. Treasury Notes, 5 Year       Short         15,114
 June 1998            447 U.S. Treasury Notes, 10 Year      Short        (50,881)

      At April 30, 1998, the Portfolio had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

 PRINCIPAL
   AMOUNT                                  SECURITY
--------------------------------------------------------------------------------
$    410,000  Fort James Corp., Senior Notes, 6.50%, due 9/15/02
              Chase Credit Card Master Trust, Ser. 1997-2, Class A, 6.30%, due
   1,480,000  4/15/03

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period. At April 30, 1998, the unamortized balance of such expenses amounted to $1,242.
9) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains N&B Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $395.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1998, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $92,881,280 and $101,240,627, respectively.
   At April 30, 1998, the Portfolio had entered into various contracts to deliver currencies at specified future dates. Open contracts were as follows:

                                                                                                               NET
                                      CONTRACTS TO      IN EXCHANGE      SETTLEMENT                        UNREALIZED
SALES                                    DELIVER            FOR             DATE             VALUE        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Swedish Krona                            54,600,000   $    7,051,530          5/20/98   $     7,056,646  $      5,116

NOTE D -- REORGANIZATION:
   On February 27, 1998, the Portfolio acquired all of the net assets of Neuberger& Berman Ultra Short Bond Portfolio ("Ultra Short") pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. This was accomplished by Neuberger&Berman Ultra Short Bond Fund-Registered Trademark-and Neuberger&Berman Ultra Short Bond Trust withdrawing their assets from Ultra Short and reinvesting those assets in the Portfolio. The reorganization was tax-free to investors. Ultra Short's net assets as of February 27, 1998 ($54,072,964), including $338,550 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and Ultra Short immediately before the reorganization were $297,668,015 and $54,072,964, respectively, resulting in aggregate net assets of $351,740,979 immediately after the reorganization.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                               Six Months
                                                 Ended                                                             Period from
                                               April 30,                                                         July 2, 1993(1)
                                                  1998                     Year Ended October 31,                 to October 31,
                                              (UNAUDITED)         1997        1996        1995        1994             1993
                                            --------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                 .35%(3)         .33%        .33%        .33%          --              --
                                            --------------------------------------------------------------------------------------
    Net Expenses                                      .35%(3)         .33%        .33%        .33%         .34%            .33%(3)
                                            --------------------------------------------------------------------------------------
    Net Investment Income                            6.50%(3)        6.70%       6.45%       6.55%        5.86%           5.53%(3)
                                            --------------------------------------------------------------------------------------
Portfolio Turnover Rate                                32%             89%        169%         88%         102%             71%
                                            --------------------------------------------------------------------------------------
Net Assets, End of Period (in millions)        $    345.5      $    293.0  $    267.3  $    319.6  $     316.1      $    357.9
                                            --------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

   3) Annualized.

                 (This page has been left blank intentionally.)

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
2nd Floor
Washington, DC 20036-1800

Neuberger&Berman Management Inc. and Neuberger&Berman Limited Maturity Bond Trust are registered service marks of Neuberger&Berman Management Inc.
-C- 1998 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

  Neuberger&Berman Management Inc.-Registered Trademark-

            605 THIRD AVENUE 2ND FLOOR
            NEW YORK, NY 10158-0180
            SHAREHOLDER SERVICES
            800-877-9700
            INSTITUTIONAL SERVICES
            800-366-6264
            WWW.NBFUNDS.COM









            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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